Segment Reporting - Schedule of Operating Segments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Operating Segments [Line Items]
Revenues	$ 7,096,522
Commissions and fees	748,500
Compensation and benefits	2,048,134
Occupancy	433,049	$ 391,251
Communication and technology	2,420,246	1,719,924
General and administrative	538,650	601,780
Professional fees	3,445,938	1,233,666
Service fees	1,169,607
Interest	403,035	1,598,478
Depreciation	1,224,133
Marketing	2,182,402	1,502,421
Change in fair value of warrant liabilities	8,438	(453,761)
Other operating expenses	206,544	985
Total operating expenses	14,828,676	12,670,321
Income (loss) from operations	(7,732,154)
Total segment assets	49,095,170		$ 74,544,586
Other Operating Segment [Member]
Schedule of Operating Segments [Line Items]
Revenues		13,310,997
Commissions and fees		2,366,802
Compensation and benefits		1,714,336
Occupancy		391,251
Communication and technology		1,719,924
General and administrative		601,780
Professional fees		1,233,666
Service fees		1,119,581
Interest		1,598,478
Depreciation		874,858
Marketing		1,502,421
Payment service charge		19,185
Change in fair value of warrant liabilities		(453,761)
Other operating expenses		(18,200)
Total operating expenses		12,670,321
Income (loss) from operations		640,676
Total segment assets		93,624,936
Other Operating Segment [Member] | CFD trading [Member]
Schedule of Operating Segments [Line Items]
Revenues	366,767	1,593,687
Commissions and fees	248,090	948,492
Compensation and benefits	538,722	485,478
Occupancy	29,930
Communication and technology	217,983	239,932
General and administrative	111,118	119,780
Professional fees	14,543	14,430
Service fees
Interest
Depreciation	335	155
Marketing	808	1,391
Payment service charge
Change in fair value of warrant liabilities
Other operating expenses	3,120	(5,158)
Total operating expenses	1,164,649	1,804,500
Income (loss) from operations	(797,882)	(210,813)
Total segment assets	3,925,366	5,784,066
Other Operating Segment [Member] | TRS trading [Member]
Schedule of Operating Segments [Line Items]
Revenues	356,901	9,148,435
Commissions and fees
Compensation and benefits
Occupancy	1,200	8,880
Communication and technology	229,767	172,569
General and administrative	11,902	24,883
Professional fees	77,071	49,176
Service fees	199,629	217,308
Interest
Depreciation	397,500	400,000
Marketing		5,863
Payment service charge		(29,106)
Change in fair value of warrant liabilities
Other operating expenses
Total operating expenses	917,069	849,573
Income (loss) from operations	(560,168)	8,298,862
Total segment assets	21,487,847	19,073,357
Other Operating Segment [Member] | TRS Trading [Member]
Schedule of Operating Segments [Line Items]
Revenues	879,275	1,873,275
Commissions and fees	70,504	575,743
Compensation and benefits
Occupancy	1,200	8,880
Communication and technology	229,767	172,569
General and administrative	11,902	24,883
Professional fees	77,071	49,176
Service fees	147,172	343,557
Interest	198,151	1,210,091
Depreciation	397,500	400,000
Marketing		5,863
Payment service charge		48,291
Change in fair value of warrant liabilities
Other operating expenses
Total operating expenses	1,133,267	2,839,053
Income (loss) from operations	(253,992)	(965,778)
Total segment assets	20,196,123	54,167,567
Other Operating Segment [Member] | OTC Stock option trading [Member]
Schedule of Operating Segments [Line Items]
Revenues	4,389,223
Commissions and fees
Compensation and benefits
Occupancy	1,200
Communication and technology	229,767
General and administrative	11,902
Professional fees	77,071
Service fees	147,172
Depreciation	397,500
Marketing
Change in fair value of warrant liabilities
Other operating expenses
Total operating expenses	864,612
Income (loss) from operations	3,524,611
Total segment assets
Other Operating Segment [Member] | Other [Member]
Schedule of Operating Segments [Line Items]
Revenues	1,104,356	695,600
Commissions and fees	429,906	842,567
Compensation and benefits	1,509,412	1,228,858
Occupancy	399,519	373,491
Communication and technology	1,512,962	1,134,854
General and administrative	391,826	432,234
Professional fees	3,200,182	1,120,884
Service fees	675,634	558,716
Interest	204,884	388,387
Depreciation	31,298	74,703
Marketing	2,181,594	1,489,304
Payment service charge
Change in fair value of warrant liabilities	8,438	(453,761)
Other operating expenses	203,424	(13,042)
Total operating expenses	10,749,079	7,177,195
Income (loss) from operations	(9,644,723)	(6,481,595)
Total segment assets	$ 3,485,834	$ 14,599,946